SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Analysis of income and expense [abstract]
Selling expenses	$ 68,460	$ 78,520
Administrative expenses	151,905	147,075
Distribution expenses	110,026	100,663
Selling, general and administrative expenses	$ 330,391	$ 326,258